RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

28.   RELATED PARTY TRANSACTIONS AND BALANCES

(a)    Related party balances

Outstanding amounts due from/to related parties as of December 31, 2019 and 2020 were as follows:

	2019	2020
	December 31	December 31
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from JinkoPower for sales of solar modules and others	484,317,935	376,719,310
Accounts receivable from Sweihan PV Power Company P.S.J.C ("Sweihan PV", which develops and operates solar power projects in Dubai)	36,185,644	33,638,826
Subtotal	520,503,579	410,358,136
Notes receivables from a related party:
Notes receivables from JinkoPower	18,628,574	33,001,402

Other receivables from related parties:
Prepayments to JinkoPower for outsourcing services	32,247,424	20,609,442
Other receivables from JinkoPower for miscellaneous transactions	21,995,622	3,146,781
Advances of travel and other business expenses to executive directors who are also shareholders	75,234	—
Subtotal	54,318,280	23,756,223
Other assets from a related party:
Guarantee receivables due from JinkoPower	96,753,306	107,318,909

Accounts payable due to a related party:
Accounts payable due to Jinko-Tiansheng	36,309,710	14,113,577

Advances from a related party:
Advances from JinkoPower for sales of solar modules	748,615	—

Other payables due to related parties:
Other payables due to JinkoPower for payments on behalf of the Company	2,343,314	71,240,329
Other payables to Jiangxi Desun Energy Co., Ltd.(“Jiangxi Desun”, an entity in which our founders and substantial shareholders, Xiande Li, Kangping Chen and Xianhua Li, each holds more than 10%, and collectively hold 73%, of the equity interest) for leasing of land and buildings	10,784,038	275,075
Subtotal	13,127,352	71,515,404
(1)	Advances of travel and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.
(2)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.
(3)	As of December 31, 2019 and 2020, bank deposits of the Group with the amount of RMB17.7 million were pledged for certain loans of JinkoPower.
(4)	On March 30, 2021, the Company signed an agreement to offset the debts and receivables between the Group and JinkoPower with the aggregate amount of RMB71.0 million.

(b)    Related party transactions

Transactions related parties for the year ended December 31, 2018, 2019 and 2020 were as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Revenue from sales of products and providing services to related parties
Revenue from sales of products to Sweihan PV (an associate entity)	1,416,020,214	144,287,938	51,201,037
Income of financing guarantees	26,229,524	18,574,433	14,687,691
Revenue from sales of products to JinkoPower	38,895,833	7,812,477	5,072,143
Income of project management provided to Sweihan PV	—	—	3,721,149
Rental services provided to JinkoPower	2,177,280	2,177,280	2,177,280
Revenue from sales of products to a subsidiary of ReneSola	47,388	—	—

Service expenses provided by related parties
Processing fee of OEM service charged by Jiangsu Jinko-Tiansheng	19,741,927	39,565,882	27,485,358
Solar project management service provided by JinkoPower	20,842,153	23,266,889	9,442,936
Rental services provided by Jiangxi Desun	1,100,304	1,100,304	1,100,304
Electricity fee charged by JinkoPower	—	—	3,087,690
Construction service of solar project provided by JinkoPower	25,769,137	8,935,653	—

In connection with the Company’s disposal of JinkoSolar Power downstream business in 2016, the Group entered into a master service agreement with JinkoPower under which the Group agreed to provide a guarantee for JinkoPower’s financing obligations under its separate loan agreements. In the event that JinkoPower fails to perform its obligations under the loan agreements or otherwise defaults thereunder, the Company will become liable for JinkoPower’s obligations under the loan agreements, which amounted to RMB2.32 billion (USD355.4  million) as of December 31, 2020. The Company will charge JinkoPower service fees for the debt payment guarantee service according the master service agreement.

Pursuant to the master service agreement, guarantee service fee is to be settled semi-annually, and the management of the Company believes the guarantee fee charges are at market rates. The guarantee receivables are settled upon the receipt of guarantee fees from JinkoPower. The Company has received RMB29,460,673, RMB18,628,574 and RMB18,372,799 guarantee fees from JinkoPower in 2018, 2019 and 2020, respectively.

As of December 31, 2019 and December 31, 2020, the Company recorded the guarantee fee income receivable amounted to RMB115,381,880 and RMB107,318,909, which include notes receivable amounted to RMB18,628,574 and nil for provision of guarantee as of December 31, 2019 and 2020, respectively. The Company also recorded a guarantee liability amounted to RMB72,019,365 and RMB57,331,674 as of December 31, 2019 and 2020, respectively. The guarantee liability will be amortized over the expected guarantee period from 1 to 16 years which relates to the life of the outstanding guaranteed bank loans in the subsequent reporting periods. Other income from JinkoPower for the guarantee fee amortized for the period during the year ended December 31,2018, 2019 and 2020 amounted to RMB26,229,524 RMB18,574,433 and RMB14,687,691, respectively.

For the year ended December 31,2018, 2019 and 2020, sales of solar module products to subsidiaries of JinkoPower amounted to RMB38,895,833, RMB7,812,477 and RMB5,072,143, respectively. Payment term offered by the Group to JinkoPower is consistent with the Group’s 3rd party sales arrangement. As of December 31,2019 and 2020 outstanding receivables due from JinkoPower were RMB484 million and RMB377 million, respectively, among which RMB418 million and RMB300 million was overdue over one year, respectively. No interest was charged by the Group to JinkoPower on the overdue receivables. The Group entered into an agreement with JinkoPower that the outstanding receivables will be settled in 2021.

After the establishment of SSHC through December 31, 2018 and for the years ended December 31,2019 and 2020, sales of solar module products to Sweihan PV amounted to RMB1,416,020,214, RMB144,287,938 and RMB51,201,037, respectively.

For the years ended December 31, 2018 and 2019 and 2020, rental services provided to subsidiaries of JinkoPower amounted to RMB2,177,280 , RMB2,177,280 and RMB2,177,280, respectively.

Jinko-Tiansheng is an OEM service provider who provided PV module processing and assembling services to the Group. Since the establishment date of the Jinko-Tiansheng through December 31, 2018 and for the years ended December 31,2019 and 2020, Jinko-Tiansheng charged the Group processing fee amounted to RMB19,741,927 and RMB39,565,882 and RMB27,485,358, respectively.

For the years ended December 31, 2018, 2019 and 2020, revenues from sales of products to subsidiaries of ReneSola amounted to RMB47,388, nil and nil, respectively.

In November 2017, the Company entered into an agreement with JinkoPower, which entrusted JinkoPower to exercise certain shareholders’ rights (other than right of profit distribution, right of residual property distribution and right of disposition) in five operating entities of overseas power stations wholly-owned by the Company, enabling JinkoPower to monitor the construction and daily operations of these power stations. The Company retains ownership of these power stations and there exists no call or other rights of JinkoPower. The Company agrees to pay service fees calculated based on the actual costs incurred by JinkoPower during the power stations’ construction period and a fixed amount fee during the operation period. The Company paid RMB76,356,466 (USD11.2 million) in advance and recorded service expenses incurred in the year of 2018, 2019 and 2020 amounted to RMB20,842,153, RMB23,266,889 and RMB9,442,936 as cost of project assets, respectively.

On January 1, 2008, Jiangxi Desun and the Group entered into an operating lease agreement pursuant to which Jiangxi Desun leased its buildings and land use rights to the Group for a ten-year period from January 1, 2008 to December 31, 2017. In 2018, the agreement was extended for another 10 years from January 1, 2018 to December 31, 2027. Jiangxi Desun charged the Group RMB1,100,304 in rent for each of the years ended December 31, 2018, 2019 and 2020, respectively.

For the years ended December 31, 2018 and 2019 and 2020, electricity fee charged by subsidiaries of JinkoPower amounted to nil, nil and 3,087,690, respectively.